Financial risk management and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Derivative Financial Instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 25) as follows:

Derivatives	2023 $m	2022 $m

Currency swaps	(20)	(4)

Currency forwards	15	–

Analysed as:

Non-current assets	20	7

Current liabilities	(25)	–

Non-current liabilities	–	(11)

	(5)	(4)

Disclosure of Detailed Information About Hedging Instruments
Currency swaps and forwards have been transacted as follows:

Date of designation	Hedge type	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedged item

November 2018	Cash flow	£436m	3.5%	€ 500m	2.125%	May 2027	Foreign exchange	€ 500m 2.125% bonds 2027

October 2020	Cash flow	£454m	2.7%	€ 500m	1.625%	October 2024	Foreign exchange	€ 500m 1.625% bonds 2024

November 2023	Cash flow	$657m	6.0%	€ 600m	4.375%	November 2029	Foreign exchange	€ 600m 4.375% bonds 2029

October 2023	Net investment	$425m	n/a	£344m	n/a	October 2028	Spot foreign exchange	Net assets of specified subsidiaries with US dollar foreign currency

Summary of Interest and Foreign Exchange Risk Sensitivities

		2023 $m	2022 $m	2021 $m

(Decrease)/increase in profit before tax

Sterling: US dollar exchange rate	$0.05 fall	(14)	(3)	7

Euro: US dollar exchange rate	$0.05 fall	(3)	–	–

US dollar interest rates	1% increase	2	4	7

Sterling interest rates	1% increase	9	4	5

(Increase)/decrease in net liabilities

Sterling: US dollar exchange rate	$0.05 fall	(12)	27	29

Euro: US dollar exchange rate	$0.05 fall	49	50	50

Sterling: euro exchange rate	€ 0.05 fall	64	60	67

Summary of amended covenant test levels for syndicated and bilateral facilities

	31 December 2023 and 2022	31 December 2021

Covenant test levels for RCF

Leverage	<4.0x	waived

Interest cover	>3.5x	waived

Liquidity	n/a	$400m	a

a	Defined as unrestricted cash and cash equivalents (net of bank overdrafts) plus undrawn facilities with a remaining term of at least six months.

Summary of covenant tests

	2023	2022	2021 a

Covenant measures

Covenant EBITDA ($m)	1,086	896	601

Covenant net debt ($m)	2,328	1,898	1,801

Covenant interest payable ($m)	88	109	133

Leverage	2.14	2.12	3.00

Interest cover	12.34	8.22	4.52

Liquidity ($m)	n/a	n/a	2,655

a	At 31 December 2021, the leverage and interest covenants under the previous facilities were waived and replaced with a liquidity requirement of $400m.

Summary of Undiscounted Contractual Cash Flows of Non-Derivative Financial Liabilities

31 December 2023	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m

Non-derivative financial liabilities:

Bank overdrafts	44	–	–	–	44

€ 500m 1.625% bonds 2024	563	–	–	–	563

£300m 3.75% bonds 2025	14	397	–	–	411

£350m 2.125% bonds 2026	9	9	456	–	474

€ 500m 2.125% bonds 2027	12	12	577	–	601

£400m 3.375% bonds 2028	17	17	561	–	595

€ 600m 4.375% bonds 2029	29	29	87	694	839

Lease liabilities	57	52	130	3,164	3,403

Trade and other payables (excluding deferred and contingent purchase consideration)	651	1	3	2	657

Deferred and contingent purchase consideration	13	–	81	–	94

Financial guarantee contracts	50	–	–	–	50

Derivative financial liabilities:

Currency swaps hedging € 500m 1.625% bonds 2024 outflows	594	–	–	–	594

Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(563)	–	–	–	(563)

Currency swaps hedging € 500m 2.125% bonds 2027 outflows	19	19	585	–	623

Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(12)	(12)	(577)	–	(601)

Currency swaps hedging € 600m 4.375% bonds 2029 outflows	40	40	119	696	895

Currency swaps hedging € 600m 4.375% bonds 2029 inflows	(29)	(29)	(87)	(694)	(839)

Forward currency contract 2028 inflows	–	–	(438)	–	(438)

Forward currency contract 2028 outflows	–	–	425	–	425

31 December 2022 a	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m

Non-derivative financial liabilities:

Bank overdrafts	55	–	–	–	55

€ 500m 1.625% bonds 2024	9	543	–	–	552

£300m 3.75% bonds 2025	14	14	375	–	403

£350m 2.125% bonds 2026	9	9	439	–	457

€ 500m 2.125% bonds 2027	11	11	568	–	590

£400m 3.375% bonds 2028	16	16	49	498	579

Lease liabilities	53	50	126	3,201	3,430

Trade and other payables (excluding deferred and contingent purchase consideration)	660	1	1	2	664

Deferred and contingent purchase consideration	–	13	39	42	94

Financial guarantee contracts	50	–	–	–	50

Derivative financial liabilities:

Currency swaps hedging € 500m 1.625% bonds 2024 outflows	14	561	–	–	575

Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(9)	(543)	–	–	(552)

Currency swaps hedging € 500m 2.125% bonds 2027 outflows	18	18	571	–	607

Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(11)	(11)	(568)	–	(590)

a	Re-presented for the application of IFRS 9 ‘Financial Instruments’ to financial guarantee contracts.

Disclosure of Short-term Deposits by Counterparty Credit Rating
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

31 December 2023	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m

Short-term deposits	–	–	–	129	147	258	77	21	632

Money market funds	375	–	–	–	–	–	–	–	375

Repurchase agreement collateral	110	6	–	20	–	–	–	–	136

31 December 2022	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m

Short-term deposits	–	–	–	66	127	141	50	37	421

Money market funds	360	–	–	–	–	–	–	–	360

Repurchase agreement collateral	22	2	6	–	–	–	–	–	30